Per Share Data (Reconciliation of Differences between Basic and Diluted Earnings Per Share) (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Earnings Per Share [Abstract]
Net Income attributable to ORIX Corporation shareholders	¥ 65,134	¥ 60,386	¥ 128,100	¥ 122,310
Weighted-average shares	1,162,068	1,184,070	1,165,400	1,187,885
Effect of dilutive securities
Stock compensation	1,875	1,498	1,708	1,365
Weighted-average shares for diluted EPS computation	1,163,943	1,185,568	1,167,108	1,189,250
Earnings per share for net income attributable to ORIX Corporation shareholders:
Basic	¥ 56.05	¥ 51	¥ 109.92	¥ 102.96
Diluted	¥ 55.96	¥ 50.93	¥ 109.76	¥ 102.85